Long-Term Debt, Annual Principal Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Annual Principal Payments [Abstract]
2024	$ 1,345,600
2025	4,584,400
Total long-term debt	5,930,000		$ 13,250,000
Interest incurred on long-term debt	495,701	$ 290,071
$18.0 Million Term Loan Facility [Member]
Annual Principal Payments [Abstract]
Total long-term debt	$ 5,930,000		$ 13,250,000
Weighted average interest rate	7.90%	3.80%